Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Income Tax (Benefit) Provision	The components of the income tax (benefit) provision are as follows:
	For the years ended December 31,
	2023	2022	2021
Current
China	$228	$1,560	$-
Deferred
China	(454)	807,410	(236,581)
Total	$(226)	$808,970	$(236,581)

Shedule of Loss before Income Taxes was Attributable to Geographic Locations	Loss before income taxes was attributable to the following geographic locations for the years ended December 31:
	For the years ended December 31,
	2023	2022	2021

PRC	$(26,296,232)	$(16,323,667)	$(6,034,466)
Others	(6,624,718)	(5,991,765)	(2,916,447)
Loss before income taxes	$(32,920,950)	$(22,315,432)	$(8,950,913)

Schedule of Loss Before Income Taxes and the Actual Provision of Income Taxes	Reconciliation between the provision (benefit) for income taxes computed by applying the PRC EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:
	For the years ended December 31,
	2023	2022	2021
Loss before income taxes	$(32,920,950)	$(22,315,432)	(8,950,913)
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(8,230,238)	$(5,578,858)	(2,237,728)
Reconciling items:
Effect of tax holiday and preferential tax rate	(338)	1,274,465	169,657
Effect of changes in tax rate	(1,194,103)	-	-
Effect of tax rates in foreign jurisdictions	1,117,727	1,497,723	728,965
Effect of non-deductible share-based compensation		536,450	682,492
Effect of true up on net operating loss in the tax returns	687,460	-	-
Effect of non-deductible expense	6,277	13,917	4,403
Super deduction of qualified R&D expenditures	-	-	(107,975)
Changes in valuation allowance	7,076,539	2,919,231	1,206,097
Income tax (benefit) expense	$(226)	$808,970	(236,581)
Effective tax rate	0.00%	(3.63)%	2.64%

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:
	As of December 31,
	2023	2022
Deferred tax assets
Net operating loss carry forwards	$4,981,536	$1,934,559
Provision for doubtful debts	2,039,292	1,439,947
Finance lease liabilities	1,226,495	-
Impairment of inventory	2,446,724	398,578
Impairment of intangible assets	803,418	-
Impairment of long-term investment	599,928	163,420
Deferred tax assets, gross	12,097,393	3,936,504
Less: valuation allowance	(10,605,326)	(3,936,504)
Total deferred tax assets, net	$1,492,067	$-

Deferred tax liabilities
Finance lease right-of-use assets	$1,492,067	$-
Assets acquired in the asset acquisition	$195,327	199,583
Total deferred tax liabilities	$1,687,394	$199,583
Deferred tax assets, net	$-	$-
Deferred tax liabilities, net	$195,327	$199,583

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of December 31,
	2023	2022	2021
Balance at beginning of the year	$3,936,504	$1,218,319	$-
Current year addition	7,076,539	2,919,231	1,206,097
Foreign currency translation adjustments	(407,717)	(201,046)	12,222
Balance at end of the year	$10,605,326	$3,936,504	$1,218,319

Schedule of Expiration of Operating Loss Carry Forward	The following is a schedule of expiration of carry forward operating loss as of December 31, 2023:
For the years ending December 31,
2024	$629,461
2025	307,521
2026	50,384
2027	2,217,853
2028	12,486,235
2029	-
2030	-
2031	-
2032	2,738,449
2033	1,487,509
Total	$19,917,412